INTANGIBLE ASSETS (Details Narrative) - USD ($)	Dec. 31, 2024	Apr. 20, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 39,828		$ 0